Summary of Significant Accounting Policies (Details) - Schedule of intercompany sales - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Intercompany Sales [Abstract]
Net cash (used in) provided by operating activities	[1]	$ (89,131)	$ 252,880	$ 92,187
Net cash used in investing activities		(5,437)		(1,252)
Effect of exchange (loss) gain on cash		(39,585)	11,562	15,091
Net (decrease) increase in cash		$ (134,153)	$ 264,442	$ 106,026

[1]	Intercompany operating activities are eliminated upon consolidation.